Trade and Other Payables - Schedule of Currency Profiles of the Group’s Trade and Other Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 3,041,100	$ 4,424,830
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	2,337,920	3,481,658
Hong Kong Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	607,800	850,436
Renminbi [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	65,042	65,328
Khmer Riel [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	$ 30,338	$ 27,408